Earnings (Loss) Per Share (Narrative) (Details) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Weighted Average Number Diluted Shares Outstanding Adjustment	1,978,758	0	2,158,112